INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of intangible assets

Amounts in $ ‘000	RUCONEST® for HAE (EU)	Development costs	RUCONEST® licenses	Joenja® license	Software	Total
At cost	563	250	67,583	23,703	4,621	96,720
Accumulated:
Amortization charges	(563)	—	(20,054)	—	(982)	(21,599)
Carrying value at January 1, 2023	—	250	47,529	23,703	3,639	75,121

Amortization charges	—	—	(3,681)	(1,300)	(884)	(5,865)
Impairment charges	—	(253)	—	—	—	(253)
Assets acquired	—	—	—	—	27	27
Divestments - cost	—	(253)	—	—	(18)	(271)
Divestment - accumulated amortization	—	—	—	—	12	12
Divestment - impairment charges	—	253	—	—	—	253
Currency translation - cost	18	3	2,126	744	142	3,033
Currency translation - amortization	(18)	—	(702)	(26)	(44)	(790)
MOVEMENT 2023	—	(250)	(2,257)	(582)	(765)	(3,854)

At cost	581	—	69,709	24,447	4,772	99,509
Accumulated:
Amortization charges	(581)	—	(24,437)	(1,326)	(1,898)	(28,242)
Carrying value at December 31, 2023	—	—	45,272	23,121	2,874	71,267

Amortization charges	—	—	(3,686)	(1,735)	(852)	(6,273)
Impairment charges	—	—	—	—	—	—
Assets acquired	—	—	—	—	6	6
Divestments - cost	(570)	—	—	—	—	(570)
Divestment - accumulated amortization	570	—	—	—	—	570
Divestment - impairment charges	—	—	—	—	—	—
Currency translation - cost	(11)	—	(4,131)	(1,449)	(283)	(5,874)
Currency translation - amortization	11	—	1,603	151	148	1,913
Movement 2024	—	—	(6,214)	(3,033)	(981)	(10,228)

At cost	—	—	65,578	22,998	4,495	93,071
Accumulated:
Amortization charges	—	—	(26,520)	(2,910)	(2,602)	(32,032)
Carrying value at December 31, 2024	—	—	39,058	20,088	1,893	61,039